Investment Securities (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($) integer
Proceeds from sales of investment securities	$ 1,183,078
Net realized gain on sale of securities AFS	36,707
Amortized Cost	210,872,595	$ 219,079,904
Purchase additional FHLBB stock	4,215,700	20,800
Proceeds from redemption of restricted equity securities	3,985,100	43,500
Total, Fair Value	190,706,019	192,918,109
Restricted equity securities, at cost	1,642,350	1,411,750
FRBB [Member]
Investment	588,150	588,150
U.S. Government securities and U.S. GSE debt securities [Member] | Investment securities pledged as collateral [Member]
Amortized Cost	49,232,069
Total, Fair Value	43,795,542
FHLBB [Member]
Purchase additional FHLBB stock	4,215,700	20,800
Investment	$ 964,200	733,600
ACBB [Member]
Restricted equity securities, at cost		$ 90,000
Numbers of shares purchased | integer			20
Purchase price of shares			$ 90,000